Revenue	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Revenue from Contract with Customer [Abstract]
Revenue
(3)	Revenue
The following tables present disaggregated revenue from contracts with customers, and other revenue by major source for the three months ended March 31, 2026 and March 31, 2025:

Puget Energy and Puget Sound Energy
(Dollars in Thousands)	Three Months Ended March 31, 2026
Revenue from contracts with customers:	Electric	Natural Gas	Other	Total
Retail
Residential	$707,357	$373,797	$—	$1,081,154
Commercial	426,942	159,957	—	586,899
Industrial	46,046	10,280	—	56,326
Other	6,917	—	—	6,917
Wholesale	19,310	—	—	19,310
Transmission and transportation	14,564	11,973	—	26,537
Miscellaneous 1	74,158	44,192	118	118,468

Total revenue from contracts with customers	$1,295,294	$600,199	$118	$1,895,611

Total other revenue 2	(34,715)	(20,378)	—	(55,093)

Total PSE operating revenue	$1,260,579	$579,821	$118	$1,840,518
Puget LNG operating revenue	—	—	8,410	8,410
Intercompany eliminations	—	(671)	—	(671)

Total Puget Energy operating revenue	$1,260,579	$579,150	$8,528	$1,848,257

1	Miscellaneous electric and natural gas revenue includes $71.4 million and $46.9 million, respectively, of CCA credits passed back to customers.
2	Total other revenue includes revenues from derivatives and alternative revenue programs that are not considered revenues from contracts with customers.

Puget Energy and Puget Sound Energy
(Dollars in Thousands)	Three Months Ended March 31, 2025
Revenue from contracts with customers:	Electric	Natural Gas	Other	Total
Retail
Residential	$583,762	$373,364	$—	$957,126
Commercial	341,308	159,481	—	500,789
Industrial	36,689	10,322	—	47,011
Other	6,242	—	—	6,242
Wholesale	71,993	—	—	71,993
Transmission and transportation	8,764	9,334	—	18,098
Miscellaneous 1	5,622	40,893	99	46,614

Total revenue from contracts with customers	$1,054,380	$593,394	$99	$1,647,873

Total other revenue 2	(27,432)	(27,421)	—	(54,853)

Total PSE operating revenue	$1,026,948	$565,973	$99	$1,593,020
Puget LNG operating revenue	—	—	10,029	10,029
Intercompany eliminations	—	(1,046)	—	(1,046)

Total Puget Energy operating revenue	$1,026,948	$564,927	$10,128	$1,602,003

1	Miscellaneous natural gas revenue includes $37.9 million of CCA credits passed back to customers.

2	Total other revenue includes revenues from derivatives and alternative revenue programs that are not considered revenues from contracts with customers.
Transaction Price Allocated to Remaining Performance Obligations
In December 2020, Puget LNG entered into a contract with one customer where Puget LNG is selling LNG over a
10-year
delivery period which began April 1, 2024. The contract requires the customer to purchase a minimum annual quantity even if the customer does not take delivery. The price of the LNG includes a fixed charge, a fuel charge that includes both a market index and fixed margin component and other variable considerations. The fixed transaction price is allocated to the remaining performance obligations which is determined by the fixed charge components multiplied by the outstanding minimum annual quantity.
The Company expects to recognize revenue over the following time periods:

Puget Energy
(Dollars in Thousands)	2026	2027	2028	2029	2030	Thereafter	Total
Remaining performance obligations	$14,591	$19,454	$19,454	$19,454	$19,454	$63,227	$155,634
The Company has elected the optional exemption in ASC 606, “Revenues from Contracts with Customers”, under which the Company does not disclose the transaction price allocated to remaining performance obligations if the variable consideration is allocated entirely to a wholly unsatisfied performance obligation. The primary sources of variability are (a) fluctuations in market index prices of natural gas used to determine aspects of variable pricing and (b) variation in volumes that may be delivered to the customer. Both sources of variability are expected to be resolved at or shortly before delivery of each unit of LNG or natural gas. As each unit of LNG or natural gas represents a separate performance obligation, future volumes are wholly unsatisfied.

(3)	Revenue
The following tables present disaggregated revenue from contracts with customers, and other revenue by major source for the years ended December 31, 2025, December 31, 2024, and December 31, 2023:
Puget Energy and Puget Sound Energy

(Dollars in Thousands)	Year Ended December 31, 2025
	Electric	Natural Gas	Other	Total
Revenue from contracts with customers:
Retail
Residential	$1,944,566	$900,996	$—	$2,845,562
Commercial	1,339,883	422,050	—	1,761,933
Industrial	146,595	26,569	—	173,164
Other	19,317	—	—	19,317
Wholesale	349,197	—	—	349,197
Transmission and transportation	44,658	31,666	—	76,324
Miscellaneous 1	32,213	99,560	24,634	156,407

Total revenue from contracts with customers	$3,876,429	$1,480,841	$24,634	$5,381,904

Total other revenue 2	14,748	(18,484)	—	(3,736)

Total PSE operating revenue	$3,891,177	$1,462,357	$24,634	$5,378,168

Puget LNG operating revenue	$—	$—	$41,886	$41,886
Intercompany eliminations	—	(3,721)	—	(3,721)

Total Puget Energy operating revenue	$3,891,177	$1,458,636	$66,520	$5,416,333

1.	Miscellaneous natural gas revenue includes $96.4 million for the regulatory offset of CCA auction proceeds passed back to customers.
2.	Total other revenue includes revenues from derivatives and alternative revenue programs that are not considered revenues from contracts with customers.
Puget Energy and Puget Sound Energy

(Dollars in Thousands)	Year Ended December 31, 2024
	Electric	Natural Gas	Other	Total
Revenue from contracts with customers:
Retail
Residential	$1,677,599	$796,889	$—	$2,474,488
Commercial	1,159,596	367,988	—	1,527,584
Industrial	131,869	26,764	—	158,633
Other	23,601	—	—	23,601
Wholesale	286,364	—	—	286,364
Transmission and transportation	33,911	34,558	—	68,469

(Dollars in Thousands)	Year Ended December 31, 2024
	Electric	Natural Gas	Other	Total
Revenue from contracts with customers:
Miscellaneous 1	35,274	246,708	282	282,264

Total revenue from contracts with customers	$3,348,214	$1,472,907	$282	$4,821,403

Total other revenue 2	(15,519)	19,347	—	3,828

Total PSE operating revenue	$3,332,695	$1,492,254	$282	$4,825,231

Puget LNG operating revenue	$—	$—	$34,668	$34,668
Intercompany eliminations	—	(3,684)	—	(3,684)

Total Puget Energy operating revenue	$3,332,695	$1,488,570	$34,950	$4,856,215

1.	Miscellaneous natural gas revenue includes $253.0 million for the regulatory offset of CCA auction proceeds passed back to customers.
2.	Total other revenue includes revenues from derivatives and alternative revenue programs that are not considered revenues from contracts with customers.
Puget Energy and Puget Sound Energy

(Dollars in Thousands)	Year Ended December 31, 2023
	Electric	Natural Gas	Other	Total
Revenue from contracts with customers:
Retail
Residential	$1,514,149	$868,462	$—	$2,382,611
Commercial	1,071,385	390,333		1,461,718
Industrial	123,548	29,461	—	153,009
Other	21,199	—	—	21,199
Wholesale	498,251	—	—	498,251
Transmission and transportation	46,141	28,616	—	74,757
Miscellaneous 1	25,231	67,164	16,383	108,778

Total revenue from contracts with customers	$3,299,904	$1,384,036	$16,383	$4,700,323

Total other revenue 2	45,963	40,332	—	86,295

Total PSE operating revenue	$3,345,867	$1,424,368	$16,383	$4,786,618

Puget LNG operating revenue	$—	$—	$31,048	$31,048
Intercompany eliminations	—	(1,092)	—	(1,092)

Total Puget Energy operating revenue	$3,345,867	$1,423,276	$47,431	$4,816,574

1.	Miscellaneous natural gas revenue includes $98.4 million for the regulatory offset of CCA auction proceeds passed back to customers.
2.	Total other revenue includes revenues from derivatives and alternative revenue programs that are not considered revenues from contracts with customers.
Revenue at PSE is recognized when performance obligations under the terms of a contract or tariff with our customers are satisfied. Performance obligations are satisfied generally through performance of PSE’s obligation over time or with transfer of control of electric power, natural gas, and other revenue from contracts with customers. Revenue is measured as the amount of consideration expected to be received in exchange for transferring goods and services.

Electric and Natural Gas Retail Revenue
Electric and natural gas retail revenue consists of tariff-based sales of electricity and natural gas to PSE’s customers. For tariff contracts, PSE has elected the portfolio approach practical expedient model to apply the revenue from contracts with customers to groups of contracts. The Company determined that the portfolio approach will not differ from considering each contract or performance obligation separately. Electric and natural gas tariff contracts include the performance obligation of standing ready to perform electric and natural gas services. The electricity and natural gas the customer chooses to consume is considered an option and is recognized over time using the output method when the customer simultaneously consumes the electricity or natural gas. PSE has elected the right to invoice practical expedient for unbilled retail revenue. The obligation of standing ready to perform electric service and the consumption of electricity and natural gas at market value implies a right to consideration for performance completed to date. The Company believes that tariff prices approved by the Washington Commission represent stand-alone selling prices for the performance obligations under ASC 606 “Revenue from Contracts with Customers.” PSE collects Washington State excise taxes (which are a component of general retail customer rates) and municipal taxes and presents the taxes on a gross basis, as PSE is the taxpayer for those excise and municipal taxes.
Other Revenue from Contracts with Customers
Other revenue from contracts with customers is primarily comprised of electric transmission, natural gas transportation, and wholesale revenue sold on an intra-month basis.
Electric Transmission and Natural Gas Transportation
Transmission and transportation tariff contracts include the performance obligation to transmit and transport electricity or natural gas. Transfer of control and recognition of revenue occurs over time as the customer simultaneously receives the transmission and transportation services. Measurement of satisfaction of this performance obligation is determined using the output method. Similar to retail revenue, the Company utilizes the right to invoice practical expedient as PSE’s right to consideration is tied directly to the value of power and natural gas transmitted and transported each month. The price is based on the tariff rates that were approved by the Washington Commission or the FERC and, therefore, corresponds directly to the value to the customer for performance completed to date.
Wholesale
Wholesale revenue at PSE includes sales of electric power and non-core
natural gas to other utilities or marketers. Wholesale revenue contracts include the performance obligation of physical electric power or natural gas. There are typically no added fixed or variable amounts on top of the established rate for power or natural gas and contracts always have a stated, fixed quantity of power or natural gas delivered. Transfer of control and recognition of revenue occurs at a point in time when the customer takes physical possession of electric power or natural gas.
Non-core
gas consists of natural gas supply in excess of natural gas used for generation, sold to third parties to mitigate the costs of firm transportation and storage capacity for its core natural gas customers. PSE reports non-core
gas sold net of costs, as PSE does not take control of the natural gas but is merely an agent within the market that connects a seller to a purchaser.
Other Revenue
In accordance with ASC 606, PSE separately presents revenue not collected from contracts with customers that falls under other accounting guidance.
Puget LNG
In December 2020, Puget LNG entered into a contract with one customer where Puget LNG is selling LNG over a
10-year
delivery period that began April 1, 2024. The contract requires the customer to purchase a minimum annual quantity even if the customer does not take delivery. The price of the LNG includes a fixed charge, a fuel charge that includes both a market index and fixed margin component and other variable consideration. The fixed transaction price is allocated to the remaining performance obligations which is determined by the fixed charge components multiplied by the outstanding minimum annual quantity. Based on management’s best estimate, the Company expects to recognize this revenue over the following time periods:

Puget Energy
(Dollars in Thousands)	2026	2027	2028	2029	2030	Thereafter	Total
Remaining Performance Obligations	$17,989	$19,454	$19,454	$19,454	$19,454	$63,227	$159,032
The Company has elected the optional exemption in ASC 606, under which the Company does not disclose the transaction price allocated to remaining performance obligations if the variable consideration is allocated entirely to a wholly unsatisfied performance obligation. The primary sources of variability are (a) fluctuating market index prices of natural gas used to determine aspects of variable pricing and (b) variation in volumes that may be delivered to the customer. Both sources of variability are expected to be resolved at or shortly before delivery of each unit of LNG or natural gas. As each unit of LNG or natural gas represents a separate performance obligation, future volumes are wholly unsatisfied.